UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spruce Private Investors, LLC
Address: One Stamford Plaza
         263 Tresser Boulevard, 15th Floor
         Stamford, CT  06901

13F File Number:  028-14739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bastone
Title:     Chief Operating Officer
Phone:     203 428-2600

Signature, Place, and Date of Signing:

 /s/  Robert Bastone     Stamford, CT     October 05, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $412,203 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI GERMAN      464286806    19446   835312 SH       SOLE                   387110        0   448202
ISHARES TR                     BARCLYS 7-10 YR  464287440     4509    43660 SH       SOLE                    19176        0    24484
ISHARES TR                     HIGH YLD CORP    464288513    11860   130730 SH       SOLE                    70807        0    59923
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625H365     2455    62718 SH       SOLE                        0        0    62718
POWERSHARES QQQ TRUST          UNIT SER 1       73935a104    77037  1140445 SH       SOLE                   526349        0   614096
SPDR GOLD TRUST                GOLD SHS         78463v107     1926    11879 SH       SOLE                        0        0    11879
SPDR INDEX SHS FDS             S&P INTL ETF     78463x772      340     6811 SH       SOLE                        0        0     6811
SPDR S&P 500 ETF TR            TR UNIT          78462f103   135225   960338 SH       SOLE                   444573        0   515765
SPDR SERIES TRUST              S&P DIVID ETF    78464a763     6042   106678 SH       SOLE                        0        0   106678
UBS AG JERSEY BRH              LNG SHT VIX      902641596     2443   101924 SH       SOLE                    84844        0    17080
UNITED STS COMMODITY INDEX F   COMM IDX FND     911717106     2357    38443 SH       SOLE                        0        0    38443
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    20076   241069 SH       SOLE                        0        0   241069
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     5921    81934 SH       SOLE                        0        0    81934
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      319     7224 SH       SOLE                        0        0     7224
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    42137   969329 SH       SOLE                   408884        0   560445
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF  922042874    78665  1706778 SH       SOLE                   769963        0   936815
WISDOMTREE TRUST               FUTRE STRAT FD   97717w125     1445    33411 SH       SOLE                    27897        0     5514